COMMITMENTS	12 Months Ended
Jan. 31, 2012
COMMITMENTS [Text Block]

NOTE 10 – COMMITMENTS

Lease Commitments

On December 8, 2010, the Company entered into a five year lease agreement, commencing January 1, 2011 at approximately $6,954 (CDN$6,954) per month for the first three years of the lease, and approximately $7,289 (CDN$7,289) per month for the last two years of the term. The lease also includes four months of free base rent.

On July 25, 2011 the Company entered into a rental agreement for office space in La Plata, Argentina with a consultant, for the period July 2011 to June 2014 at a cost of $2,500 per month.

At January 31, 2012, the minimum future lease payments under the Company’s operating leases are as follows:

2013	$105,205
2014	$117,594
2015	$100,094

Consulting Commitments

As disclosed in note 6 to these financial statements, effective January 1, 2012, the Company renewed a one year consulting agreement with a company controlled by an officer whereby the Company agreed to pay a consulting fee of approximately $15,000 (CDN$15,000) until December 31, 2012. (Note 7)

As disclosed in note 6 to these financial statements, effective March 1, 2012, the Company renewed a one year consulting agreement with a company controlled by an officer whereby the Company agreed to pay a consulting fee of approximately $15,000 (CDN$15,000) until February 28, 2012. In addition, this officer is entitled to an additional consulting fee of approximately $2,500 (CDN$2,500) per month while he serves as interim President of the Company.

At January 31, 2012, the minimum future payments under the Company’s consulting contracts are as follows:

2012	$330,000
2013	$15,000